Document and Entity Information	12 Months Ended
	Dec. 31, 2013	Apr. 23, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	MYOS Corp
Entity Central Index Key	0001402479
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,919,235